State Street Institutional US Government Money Market Fund Investment Objectives and Goals - Select Class [Member] - State Street Institutional US Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Institutional U.S. Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).